Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Summary of the components of accounts receivable
The following is a table summarizing the components of our accounts receivable as of December 31, 2022 and 2021:

	At December 31,
In thousands of U.S. dollars	2022	2021
Scorpio MR Pool Limited	$115,092	$16,414
Scorpio LR2 Pool Limited	113,523	14,344
Scorpio LR1 Pool Limited	607	3,079
Scorpio Handymax Tanker Pool Limited	7,149	2,379
Scorpio Services Holding Limited (SSH)	4,976	—
Receivables from the related parties	241,347	36,216

Spot voyage and time charter receivables	34,475	820
Insurance receivables	878	905
Other receivables	—	128
	$276,700	$38,069